Earnings Per Share (Schedule Of Reconciliation Of The Numerators Used In Calculating Earnings/(Loss) Per Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Income/(loss) from continuing operations	$ 134,012	$ 72,935	$ (235,232)
Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)
Net income/(loss)	142,630	61,603	(258,435)
Net income attributable to noncontrolling interest	11,434	11,402	11,402
Net income/(loss) attributable to controlling interest	131,196	50,201	(269,837)
Preferred stock dividends		107,970	59,585
Net income/(loss) available to common shareholders	131,196	(57,769)	(329,422)
Net income/(loss) from continuing operations available to common shareholders	$ 122,578	$ (46,437)	$ (306,219)